Loans, Impaired Loans, and Allowance for Credit Losses - Disclosure - Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Incremental Lifetime ECL Impact (Detail) - CAD ($)
$ in Millions
	9 Months Ended	12 Months Ended
	Jul. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 429	$ 167
Difference - in percentage	5.40%	3.90%
Probability weighted method [member]
Disclosure of detailed information about financial instruments [line items]
Probability-weighted ECL	$ 7,962	$ 4,271
Base scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECL	$ 7,533	$ 4,104